WCM Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 94.6%
	CONSUMER DISCRETIONARY — 15.1%
6,431	Axon Enterprise, Inc.*	$708,632
6,938	Boot Barn Holdings, Inc.*	432,237
13,678	Caesars Entertainment, Inc.*	624,948
28,924	Callaway Golf Co.*	663,806
26,029	Clarus Corp.	536,718
10,897	Planet Fitness, Inc. - Class A*	858,793
8,718	Texas Roadhouse, Inc.	760,384
7,347	Wingstop, Inc.	927,044
		5,512,562
	CONSUMER STAPLES — 5.6%
3,722	Casey's General Stores, Inc.	754,263
4,795	Five Below, Inc.*	609,301
13,893	Performance Food Group Co.*	690,621
		2,054,185
	ENERGY — 1.2%
7,860	Matador Resources Co.	454,151
	FINANCIALS — 3.2%
6,193	Pinnacle Financial Partners, Inc.	489,866
5,360	Primerica, Inc.	689,779
		1,179,645
	HEALTH CARE — 18.8%
31,705	AdaptHealth Corp.*	700,998
4,018	Arrowhead Pharmaceuticals, Inc.*	170,886
9,221	AtriCure, Inc.*	455,610
6,671	Axsome Therapeutics, Inc.*	257,434
16,890	Bridgebio Pharma, Inc.*	146,267
9,384	Fate Therapeutics, Inc.*	286,493
13,427	Insmed, Inc.*	297,005
12,364	NanoString Technologies, Inc.*	158,259
6,574	Natera, Inc.*	308,978
12,804	NuVasive, Inc.*	672,466
3,161	Penumbra, Inc.*	440,580
2,477	Repligen Corp.*	528,493
19,416	Rocket Pharmaceuticals, Inc.*	281,532
3,465	Shockwave Medical, Inc.*	730,872
18,771	Surgery Partners, Inc.*	739,202
7,326	Tandem Diabetes Care, Inc.*	485,054
4,263	Ultragenyx Pharmaceutical, Inc.*	227,133
		6,887,262

WCM Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS — 13.0%
13,739	CryoPort, Inc.*	$511,091
5,796	John Bean Technologies Corp.	650,949
10,407	Mercury Systems, Inc.*	614,117
3,117	Saia, Inc.*	741,378
5,105	Tetra Tech, Inc.	782,443
10,874	Timken Co.	710,942
19,531	WillScot Mobile Mini Holdings Corp.*	754,092
		4,765,012
	MATERIALS — 5.4%
13,922	Avient Corp.	600,734
8,787	Ingevity Corp.*	589,608
8,631	UFP Industries, Inc.	795,865
		1,986,207
	REAL ESTATE — 1.9%
10,782	Rexford Industrial Realty, Inc. - REIT	705,251
	TECHNOLOGY — 30.4%
21,772	1Life Healthcare, Inc.*	368,818
21,668	ACI Worldwide, Inc.*	618,188
7,655	Avalara, Inc.*	669,200
7,293	Azenta, Inc.	497,820
4,941	Bill.com Holdings, Inc.*	667,430
8,091	Blackline, Inc.*	511,513
5,871	Euronet Worldwide, Inc.*	576,943
6,674	Five9, Inc.*	721,593
28,551	Health Catalyst, Inc.*	477,944
10,210	MACOM Technology Solutions Holdings, Inc.*	591,567
8,618	Procore Technologies, Inc.*	445,551
7,872	Science Applications International Corp.	762,561
8,962	Semtech Corp.*	558,601
12,121	Shift4 Payments, Inc. - Class A*	441,568
18,075	Smartsheet, Inc. - Class A*	543,335
11,411	Sprout Social, Inc. - Class A*	594,513
5,186	SPS Commerce, Inc.*	621,075
4,690	WEX, Inc.*	779,525
7,822	WNS Holdings Ltd. - ADR*	678,246
		11,125,991
	TOTAL COMMON STOCKS
	(Cost $34,490,351)	34,670,266

WCM Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2022 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 4.0%
$1,457,682	UMB Bank Demand Deposit, 1.48%[1]	$1,457,682
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,457,682)	1,457,682
	TOTAL INVESTMENTS — 98.6%
	(Cost $35,948,033)	36,127,948
	Other Assets in Excess of Liabilities — 1.4%	518,945
	Net Assets — 100.0%	$36,646,893

ADR – American Depository Receipt
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.